Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Group Tax Free Fund
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Amendment Flag	false
Central Index Key	0000728352
Document Effective Date	Dec. 29, 2016
Document Creation Date	Dec. 28, 2016
Delaware Tax-Free USA Fund | Class A
Document and Entity Information:
Trading Symbol	DMTFX
Delaware Tax-Free USA Fund | Class C
Document and Entity Information:
Trading Symbol	DUSCX
Delaware Tax-Free USA Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DTFIX
Delaware Tax-Free USA Intermediate Fund | Class A
Document and Entity Information:
Trading Symbol	DMUSX
Delaware Tax-Free USA Intermediate Fund | Class C
Document and Entity Information:
Trading Symbol	DUICX
Delaware Tax-Free USA Intermediate Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DUSIX